Retirement Plans	12 Months Ended
Jun. 27, 2015
Postemployment Benefits [Abstract]
Retirement Plans

14.    Retirement Plans

Employee Savings Plans

The Company sponsors the Performance Food Group Employee Savings Plan (the “PFG Savings Plan”). The PFG Savings Plan consists of two components: a defined contribution plan covering substantially all employees (the “401(k) Plan”) and a profit sharing plan. Under the latter, the Company can make a discretionary contribution in a given year, although there is no requirement to do so, and no such contribution was made in fiscal years 2015 or 2014. As of January 1, 2009 the 401(k) plan merged with the Self-Directed Tax Advantaged Retirement (STAR) Plan of PFGC, Inc. (the “STAR Plan”). Employees participating in the 401(k) Plan may elect to contribute between 1% and 50% of their qualified compensation, up to a maximum dollar amount as specified by the provisions of the Internal Revenue Code. In fiscal 2015, the Company matched 100% of the first 3.5% of the employee contributions, resulting in matching contributions of $14.2 million for fiscal 2015, $13.2 million for fiscal 2014, and $12.6 million for fiscal 2013. Associates eligible for the annual STAR Plan contribution (an annual amount based on the employee’s salary and years of service) as of December 31, 2008 were grandfathered for that contribution under the merged PFG Savings Plan. STAR Plan contributions made by the Company were $4.0 million for fiscal 2015, $3.8 million for fiscal 2014, and $3.8 million for fiscal 2013, for total retirement plan contributions of $18.2 million for fiscal 2015, $17.0 million for fiscal 2014, and $16.4 million for fiscal 2013.

Multiemployer Pension Plans

The risks of participating in multiemployer pension plans are different from single-employer pension plans in the following aspects:

•	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•	If the Company chooses to stop participating in its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company currently participates in the United Food & Commercial Workers International Union-Industry Pension Fund that is administered by the United Food and Commercial Workers Union representing some of the Company’s employees. The Employer Identification Number and the plan number for this pension fund are 51-6055922 and 001, respectively. As of July 1, 2013, the plan’s funded percentage was 108.9%. The collective bargaining agreement requiring contribution to the plan will expire on April 24, 2025. The Company made contributions of $0.1 million to this plan for fiscal 2015, fiscal 2014, and fiscal 2013.

Other Postretirement Benefit Plans

In addition to the contributions to the defined benefit pension plans described above, the Company also contributes to two multiemployer health and welfare plans based on obligations arising under collective bargaining agreements covering union-represented employees. The Company made contributions of $0.9 million, $0.9 million, and $0.7 million to these plans for fiscal 2015, fiscal 2014, and fiscal 2013, respectively.